UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
September 30, 2010 (Unaudited)

Common Stocks--97.2%	Shares	Value ($)
Consumer Discretionary--10.2%
Abercrombie & Fitch, Cl. A	14,166	557,007
Amazon.com	55,470 a	8,712,118
Apollo Group, Cl. A	20,119 a	1,033,111
AutoNation	9,920 a,b	230,640
AutoZone	4,727 a	1,082,058
Bed Bath & Beyond	41,168 a	1,787,103
Best Buy	53,483	2,183,711
Big Lots	13,334 a	443,355
Carmax	35,017 a	975,574
Carnival	69,115	2,640,884
CBS, Cl. B	106,435	1,688,059
Coach	47,943	2,059,631
Comcast, Cl. A	440,254	7,959,792
D.R. Horton	44,752	497,642
Darden Restaurants	22,881	978,849
DeVry	10,047	494,413
DIRECTV, Cl. A	136,024 a	5,662,679
Discovery Communications, Cl. A	44,322 a	1,930,223
Eastman Kodak	47,579 a,b	199,832
Expedia	34,024	959,817
Family Dollar Stores	21,248	938,312
Ford Motor	539,388 a	6,602,109
Fortune Brands	24,322	1,197,372
GameStop, Cl. A	24,087 a,b	474,755
Gannett	36,930	451,654
Gap	70,588	1,315,760
Genuine Parts	25,005	1,114,973
Goodyear Tire & Rubber	39,174 a	421,121
H & R Block	52,669	682,064
Harley-Davidson	36,764 b	1,045,568

Harman International Industries	9,285 a	310,212
Hasbro	21,904	974,947
Home Depot	263,456	8,346,286
International Game Technology	47,867	691,678
Interpublic Group of Cos.	77,217 a	774,487
J.C. Penney	35,749	971,658
Johnson Controls	105,581	3,220,221
Kohl's	48,170 a	2,537,596
Leggett & Platt	23,986	545,921
Lennar, Cl. A	22,551	346,834
Limited Brands	43,145	1,155,423
Lowe's	220,147	4,907,077
Macy's	66,002	1,523,986
Marriott International, Cl. A	44,900	1,608,767
Mattel	56,665	1,329,361
McDonald's	166,957	12,439,966
McGraw-Hill	49,452	1,634,883
Meredith	5,913	196,962
New York Times, Cl. A	18,891 a	146,216
Newell Rubbermaid	45,040	802,162
News, Cl. A	354,878	4,634,707
NIKE, Cl. B	61,385	4,919,394
Nordstrom	25,840	961,248
O'Reilly Automotive	22,019 a	1,171,411
Office Depot	44,754 a	205,868
Omnicom Group	48,977	1,933,612
Polo Ralph Lauren	10,214	917,830
Priceline.com	7,586 a	2,642,507
Pulte Group	49,028 a	429,485
RadioShack	19,690	419,988
Ross Stores	18,531	1,012,163
Scripps Networks Interactive, Cl.
A	14,648	696,952
Sears Holdings	7,653 a,b	552,087
Stanley Black & Decker	25,067	1,536,106
Staples	113,328	2,370,822
Starbucks	116,103	2,969,915

Starwood Hotels & Resorts
Worldwide	29,304	1,539,925
Target	113,184	6,048,553
Tiffany & Co.	20,168 b	947,694
Time Warner	176,404	5,406,783
Time Warner Cable	55,527	2,997,903
TJX	64,038	2,858,016
Urban Outfitters	20,044 a	630,183
VF	14,102	1,142,544
Viacom, Cl. B	95,700	3,463,383
Walt Disney	300,056	9,934,854
Washington Post, Cl. B	963 b	384,632
Whirlpool	11,642	942,536
Wyndham Worldwide	28,846	792,400
Wynn Resorts	11,805	1,024,320
Yum! Brands	73,541	3,387,298
		169,659,948
Consumer Staples--11.0%
Altria Group	324,346	7,790,791
Archer-Daniels-Midland	101,295	3,233,336
Avon Products	67,273	2,160,136
Brown-Forman, Cl. B	15,770	972,063
Campbell Soup	30,240 b	1,081,080
Clorox	22,409	1,496,025
Coca-Cola	362,227	21,197,524
Coca-Cola Enterprises	51,415 a	1,593,865
Colgate-Palmolive	76,241	5,859,883
ConAgra Foods	69,429	1,523,272
Constellation Brands, Cl. A	31,500 a	557,235
Costco Wholesale	68,601	4,424,078
CVS Caremark	213,437	6,716,862
Dean Foods	28,547 a	291,465
Dr. Pepper Snapple Group	38,588	1,370,646
Estee Lauder, Cl. A	18,625	1,177,659
General Mills	100,751	3,681,442
H.J. Heinz	49,453	2,342,589
Hershey	24,253	1,154,200

Hormel Foods	11,392	508,083
J.M. Smucker	19,161	1,159,815
Kellogg	39,795	2,010,045
Kimberly-Clark	64,214	4,177,121
Kraft Foods, Cl. A	273,533	8,441,228
Kroger	102,709	2,224,677
Lorillard	24,293	1,950,971
McCormick & Co.	20,892	878,300
Mead Johnson Nutrition	31,712	1,804,730
Molson Coors Brewing, Cl. B	24,404	1,152,357
PepsiCo	249,573	16,581,630
Philip Morris International	287,516	16,106,646
Procter & Gamble	445,281	26,703,502
Reynolds American	26,525	1,575,320
Safeway	61,016	1,291,099
Sara Lee	103,880	1,395,108
SUPERVALU	34,598	398,915
SYSCO	93,154	2,656,752
Tyson Foods, Cl. A	48,647	779,325
Wal-Mart Stores	313,842	16,796,824
Walgreen	154,987	5,192,065
Whole Foods Market	22,952 a	851,749
		183,260,413
Energy--10.6%
Anadarko Petroleum	77,444	4,418,180
Apache	57,130	5,585,029
Baker Hughes	67,217	2,863,444
Cabot Oil & Gas	16,825	506,601
Cameron International	37,760 a	1,622,170
Chesapeake Energy	101,873	2,307,423
Chevron	315,352	25,559,280
ConocoPhillips	232,296	13,340,759
Consol Energy	34,311	1,268,135
Denbury Resources	61,877 a	983,226
Devon Energy	68,243	4,418,052
Diamond Offshore Drilling	10,900 b	738,693
El Paso	109,948	1,361,156

EOG Resources	39,745	3,695,093
EQT	23,368	842,650
Exxon Mobil	798,675	49,350,128
FMC Technologies	19,209 a	1,311,783
Halliburton	142,307	4,706,092
Helmerich & Payne	16,521 b	668,440
Hess	45,791	2,707,164
Marathon Oil	111,703	3,697,369
Massey Energy	15,749	488,534
Murphy Oil	30,023	1,859,024
Nabors Industries	45,337 a	818,786
National Oilwell Varco	65,960	2,933,241
Noble Energy	27,282	2,048,605
Occidental Petroleum	127,087	9,950,912
Peabody Energy	42,083	2,062,488
Pioneer Natural Resources	18,102	1,177,173
QEP Resources	28,126	847,718
Range Resources	25,143	958,703
Rowan	18,386 a	558,199
Schlumberger	214,196	13,196,616
Southwestern Energy	54,275 a	1,814,956
Spectra Energy	101,692	2,293,155
Sunoco	18,949	691,639
Tesoro	22,344	298,516
Valero Energy	88,431	1,548,427
Williams	91,364	1,745,966
		177,243,525
Financial--15.1%
ACE	52,600	3,063,950
Aflac	73,746	3,813,406
Allstate	84,570	2,668,183
American Express	164,433	6,911,119
American International Group	21,852 a,b	854,413
Ameriprise Financial	40,103	1,898,075
AON	41,790	1,634,407
Apartment Investment & Management,
Cl. A	18,052 b,c	385,952

Assurant	17,633	717,663
AvalonBay Communities	12,879 c	1,338,514
Bank of America	1,573,768	20,632,098
Bank of New York Mellon	188,462	4,924,512
BB&T	107,376 b	2,585,614
Berkshire Hathaway, Cl. B	271,204 a	22,423,147
Boston Properties	22,192 b,c	1,844,599
Capital One Financial	70,475	2,787,286
CB Richard Ellis Group, Cl. A	45,381 a	829,565
Charles Schwab	155,360	2,159,504
Chubb	49,359	2,812,969
Cincinnati Financial	26,353 b	760,284
Citigroup	3,724,459 a	14,525,390
CME Group	10,294	2,681,072
Comerica	27,105	1,006,951
Discover Financial Services	85,227	1,421,586
E*TRADE Financial	29,859 a	434,150
Equity Residential	43,839 c	2,085,421
Federated Investors, Cl. B	14,223 b	323,715
Fifth Third Bancorp	127,206	1,530,288
First Horizon National	37,534 a	428,269
Franklin Resources	23,629	2,525,940
Genworth Financial, Cl. A	75,517 a	922,818
Goldman Sachs Group	80,723	11,670,931
Hartford Financial Services Group	69,069	1,585,134
HCP	48,583 c	1,748,016
Health Care REIT	18,906 c	895,010
Host Hotels & Resorts	98,721 b,c	1,429,480
Hudson City Bancorp	82,509	1,011,560
Huntington Bancshares	110,640	627,329
IntercontinentalExchange	11,475 a	1,201,662
Invesco	72,137	1,531,468
Janus Capital Group	25,415	278,294
JPMorgan Chase & Co.	621,335	23,654,223
KeyCorp	137,528	1,094,723
Kimco Realty	63,609 b,c	1,001,842
Legg Mason	25,362	768,722

Leucadia National	28,452 a	672,036
Lincoln National	47,730	1,141,702
Loews	49,917	1,891,854
M & T Bank	13,443	1,099,772
Marsh & McLennan	82,946	2,000,658
Marshall & Ilsley	80,923	569,698
MetLife	142,174	5,466,590
Moody's	30,760 b	768,385
Morgan Stanley	218,419	5,390,581
Nasdaq OMX Group	21,870 a	424,934
Northern Trust	38,035	1,834,808
NYSE Euronext	40,802	1,165,713
People's United Financial	56,080	734,087
Plum Creek Timber	26,319 b,c	929,061
PNC Financial Services Group	82,147	4,264,251
Principal Financial Group	50,481	1,308,468
Progressive	106,944	2,231,921
ProLogis	74,712 c	880,107
Prudential Financial	73,053	3,958,012
Public Storage	21,235 c	2,060,644
Regions Financial	196,788	1,430,649
Simon Property Group	45,663 c	4,234,787
SLM	75,718 a	874,543
State Street	78,023	2,938,346
SunTrust Banks	78,210	2,020,164
T. Rowe Price Group	40,292	2,017,219
Torchmark	12,875	684,178
Travelers	73,759	3,842,844
U.S. Bancorp	299,413	6,473,309
Unum Group	52,004	1,151,889
Ventas	24,551 b,c	1,266,095
Vornado Realty Trust	25,439 b,c	2,175,798
Wells Fargo & Co.	820,810	20,626,955
XL Group	53,605	1,161,084
Zions Bancorporation	23,976	512,127
		251,632,523
Health Care--11.3%

Abbott Laboratories	242,201	12,652,580
Aetna	66,708	2,108,640
Allergan	48,503	3,226,905
AmerisourceBergen	45,253	1,387,457
Amgen	150,240 a	8,279,726
Baxter International	91,687	4,374,387
Becton Dickinson & Co.	37,186	2,755,483
Biogen Idec	37,989 a	2,131,943
Boston Scientific	237,590 a	1,456,427
Bristol-Myers Squibb	268,330	7,274,426
C.R. Bard	15,364	1,251,091
Cardinal Health	56,568	1,869,007
CareFusion	27,732 a	688,863
Celgene	72,399 a	4,170,906
Cephalon	11,965 a,b	747,095
Cerner	10,614 a	891,470
CIGNA	42,786	1,530,883
Coventry Health Care	24,054 a	517,883
DaVita	16,033 a	1,106,758
Dentsply International	24,172	772,779
Eli Lilly & Co.	158,285	5,782,151
Express Scripts	85,096 a	4,144,175
Forest Laboratories	44,815 a	1,386,128
Genzyme	39,988 a	2,830,751
Gilead Sciences	131,622 a	4,687,059
Hospira	25,808 a	1,471,314
Humana	26,625 a	1,337,640
Intuitive Surgical	5,973 a	1,694,779
Johnson & Johnson	431,849	26,757,364
King Pharmaceuticals	39,984 a	398,241
Laboratory Corp. of America
Holdings	16,704 a	1,310,095
Life Technologies	27,857 a	1,300,643
McKesson	41,940	2,591,053
Medco Health Solutions	68,056 a	3,542,995
Medtronic	169,423	5,689,224
Merck & Co.	482,764	17,770,543

Mylan	49,443 a,b	930,023
Patterson	14,793 b	423,819
PerkinElmer	19,534	452,017
Pfizer	1,263,729	21,698,227
Quest Diagnostics	23,571	1,189,628
St. Jude Medical	50,984 a	2,005,711
Stryker	53,454	2,675,373
Tenet Healthcare	66,830 a	315,438
Thermo Fisher Scientific	64,369 a	3,081,988
UnitedHealth Group	178,321	6,260,850
Varian Medical Systems	19,444 a	1,176,362
Waters	14,978 a	1,060,143
Watson Pharmaceuticals	16,949 a	717,112
WellPoint	62,745 a	3,553,877
Zimmer Holdings	31,882 a	1,668,385
		189,097,817
Industrial--10.5%
3M	111,476	9,666,084
Avery Dennison	17,173	637,462
Boeing	114,800	7,638,792
C.H. Robinson Worldwide	26,512	1,853,719
Caterpillar	98,876	7,779,564
Cintas	21,528	593,096
CSX	59,571	3,295,468
Cummins	31,742	2,875,190
Danaher	83,914	3,407,748
Deere & Co.	66,703	4,654,535
Dover	29,201	1,524,584
Dun & Bradstreet	8,185	606,836
Eaton	26,021	2,146,472
Emerson Electric	117,761	6,201,294
Equifax	20,961	653,983
Expeditors International of
Washington	33,292	1,539,089
Fastenal	23,103 b	1,228,849
FedEx	49,295	4,214,723
Flowserve	8,752	957,644

Fluor	28,069	1,390,258
General Dynamics	59,674	3,748,124
General Electric	1,676,876	27,249,235
Goodrich	19,424	1,432,132
Honeywell International	119,667	5,258,168
Illinois Tool Works	78,788	3,704,612
Iron Mountain	29,205 b	652,440
ITT	28,632	1,340,837
Jacobs Engineering Group	19,832 a	767,498
L-3 Communications Holdings	18,235	1,317,843
Lockheed Martin	46,652	3,325,355
Masco	58,546	644,591
Norfolk Southern	57,942	3,448,128
Northrop Grumman	46,162	2,798,802
Paccar	57,232	2,755,721
Pall	18,357	764,385
Parker Hannifin	25,208	1,766,072
Pitney Bowes	33,823 b	723,136
Precision Castparts	22,074	2,811,124
Quanta Services	31,467 a	600,390
R.R. Donnelley & Sons	32,019	543,042
Raytheon	60,117	2,747,948
Republic Services	48,086	1,466,142
Robert Half International	23,748 b	617,448
Rockwell Automation	22,230	1,372,258
Rockwell Collins	24,764	1,442,503
Roper Industries	14,230	927,511
Ryder System	9,187	392,928
Snap-On	9,287	431,938
Southwest Airlines	119,091	1,556,519
Stericycle	13,210 a	917,831
Textron	39,846 b	819,234
Tyco International	78,000	2,864,940
Union Pacific	78,053	6,384,735
United Parcel Service, Cl. B	155,495	10,369,962
United Technologies	145,738	10,380,918
W.W. Grainger	9,811 b	1,168,588

Waste Management	76,007 b	2,716,490
		175,094,918
Information Technology--18.3%
Adobe Systems	82,806 a	2,165,377
Advanced Micro Devices	90,564 a	643,910
Agilent Technologies	54,070 a	1,804,316
Akamai Technologies	27,333 a	1,371,570
Altera	45,978	1,386,696
Amphenol, Cl. A	26,844	1,314,819
Analog Devices	45,684	1,433,564
Apple	143,284 a	40,656,835
Applied Materials	210,298	2,456,281
Autodesk	36,440 a	1,164,987
Automatic Data Processing	77,195	3,244,506
BMC Software	28,899 a	1,169,832
Broadcom, Cl. A	70,263	2,486,608
CA	62,222	1,314,129
Cisco Systems	896,162 a	19,625,948
Citrix Systems	28,661 a	1,955,827
Cognizant Technology Solutions,
Cl. A	46,129 a	2,973,937
Computer Sciences	23,874	1,098,204
Compuware	36,432 a	310,765
Corning	245,361	4,485,199
Dell	265,440 a	3,440,102
eBay	181,074 a	4,418,206
Electronic Arts	51,610 a	847,952
EMC	319,043 a	6,479,763
Fidelity National Information
Services	41,399	1,123,155
First Solar	8,446 a,b	1,244,518
Fiserv	24,267 a	1,306,050
FLIR Systems	24,773 a	636,666
Google, Cl. A	38,980 a	20,495,294
Harris	20,493	907,635
Hewlett-Packard	355,801	14,968,548
Intel	870,608	16,741,792

International Business Machines	197,866	26,541,745
Intuit	44,397 a	1,945,033
Jabil Circuit	29,655	427,329
JDS Uniphase	34,604 a	428,744
Juniper Networks	82,613 a	2,507,305
KLA-Tencor	26,745	942,226
Lexmark International, Cl. A	12,918 a	576,401
Linear Technology	35,976 b	1,105,542
LSI	104,417 a	476,142
MasterCard, Cl. A	14,910	3,339,840
McAfee	24,801 a	1,172,095
MEMC Electronic Materials	36,753 a,b	438,096
Microchip Technology	28,778 b	905,068
Micron Technology	133,179 a	960,221
Microsoft	1,194,703	29,258,276
Molex	21,032 b	440,200
Monster Worldwide	20,111 a,b	260,639
Motorola	361,811 a	3,086,248
National Semiconductor	36,320	463,806
NetApp	55,977 a	2,787,095
Novell	56,053 a	334,636
Novellus Systems	16,224 a	431,234
NVIDIA	85,783 a	1,001,945
Oracle	607,100	16,300,635
Paychex	50,507	1,388,437
QLogic	18,206 a	321,154
QUALCOMM	251,832	11,362,660
Red Hat	29,448 a	1,207,368
SAIC	45,384 a	725,236
Salesforce.com	18,329 a	2,049,182
SanDisk	36,494 a	1,337,505
Symantec	123,855 a	1,878,880
Tellabs	64,877	483,334
Teradata	26,892 a	1,036,956
Teradyne	27,245 a	303,509
Texas Instruments	187,510	5,089,021
Total System Services	26,072	397,337

VeriSign	28,887 a	916,873
Visa, Cl. A	77,873 b	5,782,849
Western Digital	35,279 a	1,001,571
Western Union	105,509	1,864,344
Xerox	214,228	2,217,260
Xilinx	40,627	1,081,084
Yahoo!	211,203 a	2,992,747
		305,240,799
Materials--3.5%
Air Products & Chemicals	33,094	2,740,845
Airgas	11,697	794,811
AK Steel Holding	18,359	253,538
Alcoa	154,154	1,866,805
Allegheny Technologies	15,396 b	715,144
Ball	14,713	865,860
Bemis	15,938	506,031
CF Industries Holdings	10,829	1,034,169
Cliffs Natural Resources	20,931	1,337,910
Dow Chemical	181,895	4,994,837
E.I. du Pont de Nemours & Co.	141,485	6,313,061
Eastman Chemical	11,320	837,680
Ecolab	36,589	1,856,526
FMC	11,296	772,759
Freeport-McMoRan Copper & Gold	73,488	6,275,140
International Flavors & Fragrances	12,764	619,309
International Paper	67,833	1,475,368
MeadWestvaco	27,729	676,033
Monsanto	85,370	4,091,784
Newmont Mining	77,321	4,856,532
Nucor	49,593	1,894,453
Owens-Illinois	27,153 a	761,913
Pactiv	21,245 a	700,660
PPG Industries	26,617	1,937,718
Praxair	48,450	4,373,097
Sealed Air	25,650	576,612
Sherwin-Williams	15,006	1,127,551
Sigma-Aldrich	19,103 b	1,153,439

Titanium Metals	13,847 a,b	276,386
United States Steel	23,130 b	1,014,019
Vulcan Materials	19,665	726,032
Weyerhaeuser	80,891 c	1,274,842
		58,700,864
Telecommunication Services--3.1%
American Tower, Cl. A	62,071 a	3,181,759
AT&T	926,804	26,506,594
CenturyLink	46,716	1,843,413
Frontier Communications	157,858	1,289,700
Metropcs Communications	41,128 a	430,199
Qwest Communications International	272,394	1,707,910
Sprint Nextel	461,845 a	2,138,342
Verizon Communications	442,922	14,434,828
Windstream	71,100 b	873,819
		52,406,564
Utilities--3.6%
AES	104,899 a	1,190,604
Allegheny Energy	27,441	672,853
Ameren	36,769	1,044,240
American Electric Power	74,802	2,710,076
CenterPoint Energy	63,576	999,415
CMS Energy	36,535	658,361
Consolidated Edison	44,308 b	2,136,532
Constellation Energy Group	31,485	1,015,076
Dominion Resources	93,934	4,101,158
DTE Energy	26,438	1,214,297
Duke Energy	204,395	3,619,835
Edison International	51,277	1,763,416
Entergy	29,646	2,268,808
Exelon	103,232	4,395,619
FirstEnergy	48,037	1,851,346
Integrys Energy	12,426 b	646,898
NextEra Energy	64,907	3,530,292
Nicor	7,312 b	335,036
NiSource	44,581	775,709
Northeast Utilities	28,040	829,143

NRG Energy	40,153 a	835,985
ONEOK	16,311	734,647
Pepco Holdings	34,958 b	650,219
PG & E	61,259	2,782,384
Pinnacle West Capital	16,281	671,917
PPL	75,657	2,060,140
Progress Energy	45,869	2,037,501
Public Service Enterprise Group	79,779	2,639,089
SCANA	17,139	691,044
Sempra Energy	38,605	2,076,949
Southern	128,596	4,788,915
TECO Energy	34,544	598,302
Wisconsin Energy	19,028	1,099,818
Xcel Energy	72,206	1,658,572
		59,084,196
Total Common Stocks
(cost $1,282,611,343)		1,621,421,567
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 12/23/10
(cost $4,013,635)	4,015,000 [d]	4,013,824

Other Investment--2.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $42,695,000)	42,695,000 [e]	42,695,000

Investment of Cash Collateral for
Securities Loaned--2.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $35,661,955)	35,661,955 [e]	35,661,955

Total Investments (cost $1,364,981,933)	102.1%	1,703,792,346

Liabilities, Less Cash and Receivables	(2.1%)	(34,853,047)
Net Assets	100.0%	1,668,939,299

a	Non-income producing security.
b

Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $37,139,545 and the market value of the collateral held by the fund was $38,053,745, consisting of cash collateral of $35,661,955 and U.S. Government and Agency securities valued at $2,391,790.

c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,364,981,933.

Net unrealized appreciation on investments was $338,810,413 of which $566,852,117 related to appreciated investment securities and $228,041,704 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	18.3
Financial	15.1
Health Care	11.3
Consumer Staples	11.0
Energy	10.6
Industrial	10.5
Consumer Discretionary	10.2
Short-Term/Money Market Investments	4.9
Materials	3.5
Utilities	3.6
Telecommunication Services	3.1
102.1
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2010 ($)
Financial Futures Long
Standard & Poor's 500 E-Mini	858	48,764,430	December 2010	493,410

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,621,421,567	-	-	1,621,421,567
Mutual Funds	78,356,955	-	-	78,356,955
U.S. Treasury	-	4,013,824	-	4,013,824
Other Financial Instruments:
Futures++	493,410	-	-	493,410
+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

By: /s/ James Windels
James Windels Treasurer
Date: November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)